COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Purchase Commitments	As of December 31, 2022, aggregate estimated future payments under such purchase commitments, based on December 2022 pricing and volumes, were as follows:

Amount
(U.S. Dollars in thousands)
2023	$973,186
2024	508,249
2025	370,423
2026	260,593
2027	260,593
Thereafter	362,764
Total	$2,735,808